Expense Example {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-11 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example:
1 year	$ 685
3 years	940
5 years	1,217
10 years	2,007
Fidelity Advisor Value Leaders Fund-Class M
Expense Example:
1 year	488
3 years	802
5 years	1,143
10 years	2,105
Fidelity Advisor Value Leaders Fund-Class C
Expense Example:
1 year	293
3 years	630
5 years	1,100
10 years	2,190
Fidelity Advisor Value Leaders Fund - Class I
Expense Example:
1 year	92
3 years	294
5 years	515
10 years	$ 1,150